WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 43.9%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.034%	6/30/20	$2,550,000	$2,563,351	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.312%	6/12/24	2,740,000	2,792,022	(a)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,044,168
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,942,000	3,338,325

Total Diversified Telecommunication Services				9,737,866

Interactive Media & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,798,434	(b)

Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,205,000	1,269,061
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,000,000	1,097,788
Comcast Corp., Senior Notes	3.300%	10/1/20	1,950,000	1,976,878
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	935,300
Fox Corp., Senior Notes	4.030%	1/25/24	350,000	372,376	(c)
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,661,257
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	636,250	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,274,376	(c)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	1,750,000	1,781,924

Total Media				11,005,210

Wireless Telecommunication Services - 0.8%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,560,781	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,465,000	1,474,156	(c)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,640,000	1,727,988

Total Wireless Telecommunication Services				5,762,925

TOTAL COMMUNICATION SERVICES				28,304,435

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$880,000	$885,832	(c)

Automobiles - 1.7%
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,154,275	(c)
Daimler Finance North America LLC, Senior Notes	3.750%	11/5/21	1,200,000	1,234,174	(c)
Ford Motor Credit Co. LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,728,213
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.930%)	3.217%	11/4/19	1,900,000	1,900,137	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,167,290
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,689,369

Total Automobiles				12,873,458

Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd., Senior Notes	4.600%	8/8/23	950,000	1,007,370

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,501,631
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	460,376

Total Internet & Direct Marketing Retail				3,962,007

Specialty Retail - 0.3%
Home Depot Cos. Inc., Senior Notes	3.250%	3/1/22	1,880,000	1,944,820

TOTAL CONSUMER DISCRETIONARY				20,673,487

CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.513%	2/1/21	3,720,000	3,768,247	(a)
Coca-Cola, Senior Notes	1.875%	10/27/20	3,320,000	3,322,076
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	1,960,000	2,061,850

Total Beverages				9,152,173

Food & Staples Retailing - 1.0%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,744,494
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,049,767
Walgreens Boots Alliance Inc., Senior Notes	3.300%	11/18/21	550,000	562,964
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,588,930

Total Food & Staples Retailing				7,946,155

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.6%
JM Smucker Company (The), Senior Notes	2.500%	3/15/20	$1,770,000	$1,771,944
Kraft Heinz Foods Co., Senior Notes	2.800%	7/2/20	1,150,000	1,152,144
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,149,413	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	450,176	(c)

Total Food Products				4,523,677

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	714,623	(c)

Tobacco - 0.6%
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	903,104
Altria Group Inc., Senior Notes	3.800%	2/14/24	270,000	282,432
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,422,032
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	809,846

Total Tobacco				4,417,414

TOTAL CONSUMER STAPLES				26,754,042

ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,271,621
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,668,018
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	938,991
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	835,982	(c)

Total Energy Equipment & Services				5,714,612

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp., Senior Notes	3.625%	2/1/21	1,400,000	1,417,370
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,102,098
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,787,372
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,093,477
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	2,760,000	3,070,538
Continental Resources Inc., Senior Notes	5.000%	9/15/22	887,000	895,390
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	159,991
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,262,257
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,745,876	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	$2,820,000	$3,092,722	(c)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	224,342
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	1,923,000	1,989,160
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,140,000	1,147,841
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,424,624
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	353,722
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,922,812	(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,133,546	(c)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,018,942
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	329,519
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.631%	5/11/20	3,550,000	3,560,424	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,225,011
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,500,000	1,519,735

Total Oil, Gas & Consumable Fuels				32,476,769

TOTAL ENERGY				38,191,381

FINANCIALS - 17.7%
Banks - 12.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,262,077	(c)
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,972,379	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,711,730	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	815,468
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,000,000	1,042,761
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,122,596
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	320,000	333,659	(a)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,802,311
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	223,746	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,103,215

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	$3,790,000	$3,914,333	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	206,673	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,838,624	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	507,759	(c)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	300,383
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,557,649	(a)(d)
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,375,321
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	250,100
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	660,000	665,073	(c)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	4,400,000	4,476,839
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.104%	6/10/20	3,620,000	3,642,807	(a)(c)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.279%	7/1/21	1,630,000	1,652,925	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	970,000	1,020,150	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	460,000	505,599	(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.636%	4/23/21	3,610,000	3,660,030	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	2,540,000	2,580,688
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	200,000	208,521	(a)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	2.786%	11/13/19	3,140,000	3,142,402	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,755,889	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,810,000	2,848,633
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,090,000	4,187,695
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.122%	5/27/21	2,600,000	2,630,407	(a)(c)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,049,502
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,394,885

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$460,000	$481,439	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	730,623
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,972,655
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	900,003
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,560,813
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	408,502
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	501,415
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	428,950
UniCredit SpA, Senior Notes	6.572%	1/14/22	710,000	761,849	(c)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	130,660
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,083,659
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	315,146
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/31/19	2,450,000	2,462,912	(a)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	1,410,000	1,492,911
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	2.946%	1/30/20	1,860,000	1,864,049	(a)

Total Banks				91,858,415

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.994%	8/17/20	2,430,000	2,446,887	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	813,422
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,016,763
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,810,242
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,230,000	4,436,029
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/25/19	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes	5.500%	7/24/20	$3,730,000	$3,831,090
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	3.575%	9/24/20	3,470,000	3,516,217	(a)(c)

Total Capital Markets				17,870,650

Consumer Finance - 0.9%
American Express Co., Senior Notes	3.000%	2/22/21	3,390,000	3,434,578
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,224,048
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,318

Total Consumer Finance				6,718,944

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	420,682
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	983,270
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	7,010,000	6,994,970
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,452,370
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,106,935
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,629,776	(c)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,566,928	(c)

Total Diversified Financial Services				15,154,931

Insurance - 0.3%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	507,849
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,560,962	(c)

Total Insurance				2,068,811

TOTAL FINANCIALS				133,671,751

HEALTH CARE - 3.3%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,398,052

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	2.404%	6/5/20	1,420,000	1,421,341

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.142%	6/6/22	$1,100,000	$1,104,934	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.914%	3/19/21	1,250,000	1,250,031	(a)

Total Health Care Equipment & Supplies				3,776,306

Health Care Providers & Services - 0.9%
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	502,602
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,749,243
CVS Health Corp., Senior Notes	3.350%	3/9/21	3,059,000	3,108,787
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,263,222
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	291,670

Total Health Care Providers & Services				6,915,524

Pharmaceuticals - 1.4%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	1,130,000	1,133,356
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	1,710,000	1,751,752
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	698,820
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,356,746
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.556%	2/10/20	3,390,000	3,394,626	(a)
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,663,491
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	120,413
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	312,375

Total Pharmaceuticals				10,431,579

TOTAL HEALTH CARE				24,521,461

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	1.650%	10/30/20	500,000	497,142
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,239,173
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,026,536
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	3,590,000	3,591,831
United Technologies, Senior Notes	3.100%	6/1/22	2,550,000	2,629,860
United Technologies Corp., Senior Notes	3.350%	8/16/21	2,230,000	2,288,255

Total Aerospace & Defense				12,272,797

Airlines - 0.0%
Continental Airlines Pass-Through Trust	6.703%	6/15/21	86,073	91,831

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	$150,000	$163,987

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,052,952

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	584,542
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	1,015,418

Total Industrial Conglomerates				1,599,960

Machinery - 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,518,138
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	303,973

Total Machinery				2,822,111

Road & Rail - 0.8%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,686,878
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,920,000	2,021,455

Total Road & Rail				5,708,333

TOTAL INDUSTRIALS				23,711,971

INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.9%
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,525,778

Software - 1.1%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,399,404
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,261,167
Microsoft Corp., Senior Notes	2.400%	2/6/22	4,310,000	4,371,618

Total Software				8,032,189

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.550%	8/4/21	3,250,000	3,234,982

TOTAL INFORMATION TECHNOLOGY				17,792,949

MATERIALS - 1.8%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,244,732	(c)

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,847,014	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	139,000	139,695
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,262,586	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	$920,000	$929,780	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,794,792

Total Metals & Mining				5,973,867

Paper & Forest Products - 0.7%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,160,578	(c)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	1,905,261	(c)

Total Paper & Forest Products				5,065,839

TOTAL MATERIALS				13,284,438

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,423,057
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,742,500	(b)

TOTAL UTILITIES				4,165,557

TOTAL CORPORATE BONDS & NOTES (Cost - $327,055,085)				331,071,472

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.7%
U.S. Government Agencies - 2.0%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,948,942
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.166%	9/20/21	4,400,000	4,399,407	(a)
Federal Home Loan Banks, Bonds	1.375%	9/28/20	3,030,000	3,016,492
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,366,081
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,215,175
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,250,194

Total U.S. Government Agencies				15,196,291

U.S. Government Obligations - 15.7%
U.S. Treasury Notes	2.000%	9/30/20	10,000	10,019
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,537,290
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,205,614
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,446,818
U.S. Treasury Notes	2.125%	5/31/21	20,010,000	20,148,741
U.S. Treasury Notes	2.500%	2/15/22	7,880,000	8,040,370
U.S. Treasury Notes	1.750%	7/15/22	3,480,000	3,494,206
U.S. Treasury Notes	2.125%	3/31/24	30,410,000	31,149,462
U.S. Treasury Notes	2.250%	4/30/24	9,310,000	9,591,664
U.S. Treasury Notes	2.000%	2/15/25	2,430,000	2,481,827

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.250%	11/15/25	$650,000	$674,274
U.S. Treasury Notes	2.625%	1/31/26	730,000	774,342
U.S. Treasury Notes	2.125%	5/31/26	5,070,000	5,232,002

Total U.S. Government Obligations				117,786,629

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $130,790,336)				132,982,920

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 13.4%
Alternative Loan Trust, 2004-33 2A1	4.148%	12/25/34	7,288	7,517	(a)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	2.328%	11/25/35	240,892	240,708	(a)
Banc of America Funding Trust, 2005-E 4A1	4.677%	3/20/35	12,608	12,729	(a)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.183%	9/29/36	648,302	641,256	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.554%	9/25/32	103,380	103,528	(a)
Banc of America Mortgage Trust, 2003-C B1	5.142%	4/25/33	224,865	89,524	(a)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	2.338%	1/25/47	304,363	240,584	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,245,723	(a)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.697%	2/25/37	35,945	37,072	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.318%	8/25/35	3,228	3,226	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	2.308%	10/25/35	56,136	56,935	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.218%	1/25/36	6,945	6,986	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	736,673	(c)
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	125,432	125,075
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,174,236
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	2.948%	12/15/36	3,530,000	3,529,324	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	5.029%	3/25/37	$314,698	$273,483	(a)
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	2.850%	6/11/32	710,000	708,846	(a)(c)
Commercial Mortgage Trust, 2010-C1 C	6.169%	7/10/46	860,000	884,824	(a)(c)
Commercial Mortgage Trust, 2018-COR3 A3	4.228%	5/10/51	2,140,000	2,432,066
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.438%	7/25/36	384,114	368,858	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.171%	1/27/36	2,047,714	1,954,188	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	2.557%	2/19/45	133,421	133,243	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.732%	12/29/45	206,230	206,467	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	248,665	270,256
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.378%	11/15/40	380,203	380,639	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.468%	10/25/29	2,360,000	2,492,944	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.918%	11/25/24	923,707	1,008,990	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	5.018%	10/25/29	3,110,000	3,236,199	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.698%	10/25/30	1,115,537	1,116,002	(a)(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,113,244	2,156,190	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	114,557	135,680	(a)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	635,716	626,973
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.634%	12/19/59	548,919	548,640	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	3.140%	5/20/60	$1,304,349	$1,322,252	(a)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	2.559%	10/20/60	2,383,212	2,374,854	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.699%	8/20/61	1,445,254	1,445,339	(a)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	2.729%	7/20/62	8,880,752	8,888,102	(a)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	2.569%	12/20/62	5,623,846	5,609,238	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.629%	3/20/63	1,784,064	1,779,020	(a)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.699%	6/20/63	564,693	564,736	(a)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.699%	6/20/63	232,477	232,492	(a)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.699%	5/20/63	208,684	208,696	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.820%	2/20/60	150,255	150,872	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.690%	3/20/60	1,067,047	1,068,949	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.579%	8/20/58	2,322,393	2,316,839	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.679%	11/20/60	3,002,457	3,001,070	(a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.729%	1/20/61	250,440	250,635	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.729%	12/20/60	$328,956	$329,223	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.679%	2/20/61	508,903	508,658	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.729%	2/20/61	790,381	790,866	(a)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.759%	10/20/62	290,962	302,416	(a)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.749%	10/20/62	473,135	473,677	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.518%	5/25/37	187,885	190,878	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.288%	11/25/36	1,785,767	1,421,842	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	2.738%	1/25/35	145,453	126,136	(a)
JP Morgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,226,615	3,308,689	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,429,362	(c)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,819,184	2,230,740	(a)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,086,617
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.570%	12/22/69	2,304,000	2,307,454	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	2.238%	12/25/36	61,616	20,378	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	25,738	26,800	(c)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	4.173%	3/25/33	215,544	177,820	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.448%	2/25/34	34,042	34,596	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	4.448%	2/25/34	$1,446,789	$1,470,332	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	603,079
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	373,774	372,088
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.878%	11/15/34	710,000	707,400	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.035%	12/15/51	54,222,706	3,549,185	(a)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.428%	5/15/36	1,450,000	1,450,868	(a)(c)
MSCG Trust, 2016-SNR A	3.460%	11/15/34	760,070	763,406	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	809,041	849,272	(a)(c)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	11,743	8,006
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.568%	5/25/37	1,981,424	1,555,685	(a)
Seasoned Credit Risk Transfer Trust Series, 2018-1 M	4.750%	5/25/57	1,530,000	1,564,370	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2019-1 M	4.750%	7/25/58	1,970,000	1,961,858	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	3.232%	6/20/33	344,156	346,592	(a)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.668%	1/21/70	384,800	384,141	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.122%	3/25/34	254,081	256,775	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.465%	6/25/35	81,904	81,491	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.926%	3/25/35	220,942	210,912	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.248%	6/25/35	383,399	363,582	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	642,953	(a)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	2.698%	6/25/44	1,542,784	1,564,786	(a)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,112,678

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	$1,757,000	$1,799,161	(c)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.533%	8/20/35	18,900	17,483	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.410%)	2.428%	12/25/45	101,224	100,650	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	4.209%	4/25/35	51,762	53,638	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.684%	6/25/33	68,604	71,005	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.655%	10/25/46	1,632,845	1,591,398	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.146%	3/25/47	1,625,288	1,510,973	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	4.977%	12/25/34	89,651	92,923	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	4.908%	7/25/34	97,426	89,996	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $99,085,788)				101,311,516

ASSET-BACKED SECURITIES - 11.0%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	3.143%	5/25/32	105,537	105,542	(a)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	2.698%	4/25/33	1,393,491	1,382,881	(a)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	2.843%	8/25/33	107,067	105,722	(a)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.673%	5/1/26	129,896	130,123	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.843%	5/1/27	827,901	828,722	(a)(c)
American Money Management Corp. CLO Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.100%)	3.232%	5/26/31	2,200,000	2,189,550	(a)(c)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.778%	10/20/27	1,500,000	1,503,102	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	3.743%	12/25/34	$936,109	$945,564	(a)
Atlas Senior Loan Fund III Ltd., 2013-1A AR (3 mo. USD LIBOR + 0.830%)	2.954%	11/17/27	430,000	429,661	(a)(c)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	3.337%	8/5/27	625,000	625,596	(a)(c)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	3.443%	1/15/28	500,000	500,419	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,650,337	(c)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.633%	4/13/27	3,641,859	3,649,142	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.418%	7/25/36	1,630,000	1,561,269	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.498%	7/20/31	1,250,000	1,250,000	(a)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.368%	10/20/28	1,030,000	1,030,570	(a)(c)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.638%	4/23/29	2,000,000	2,000,174	(a)(c)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	9,766	9,238	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.948%	12/25/35	1,529,000	1,541,444	(a)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.553%	7/15/26	413,292	413,783	(a)(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	2.248%	2/15/29	2,312,031	2,136,864	(a)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	3.317%	10/26/27	2,750,000	2,748,773	(a)(c)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	250,000	250,308	(a)(c)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.448%	5/15/34	940,227	883,791	(a)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.356%	7/25/27	780,000	779,676	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,652,249	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.553%	7/17/29	$1,500,000	$1,503,912	(a)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.303%	4/15/31	1,000,000	989,817	(a)(c)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.678%	10/20/29	1,430,000	1,434,091	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.278%	6/25/46	154,909	148,583	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.878%	10/20/30	250,000	247,504	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.318%	3/25/66	5,140,000	5,234,146	(a)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.399%	12/7/20	834,943	835,525	(a)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	2.668%	11/25/52	951,459	934,844	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A A (3 mo. USD LIBOR + 1.230%)	3.533%	4/19/30	250,000	250,187	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	3.347%	4/26/31	2,100,000	2,086,463	(a)(c)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.568%	8/15/29	500,000	501,231	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	1,356,333	1,320,401
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	1,286,802	1,282,718
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.316%	4/30/27	2,500,000	2,499,525	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.143%	8/25/33	85,872	85,428	(a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	2.993%	12/25/33	27,646	27,017	(a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	2.429%	12/15/38	3,790,000	3,700,188	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.409%	6/15/39	3,039,012	2,976,615	(a)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	2.869%	3/15/33	128,700	127,157	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.426%	3/25/44	6,090,000	5,815,706	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	$3,366,097	$3,372,195	(c)
Structured Asset Securities Corp., 2004- SC1 A	8.321%	12/25/29	19,574	19,383	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.398%	10/25/36	1,800,000	1,806,387	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.049%	5/25/31	1,581,864	1,436,551	(a)(c)
Symphony CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	3.333%	10/15/25	1,893,694	1,894,811	(a)(c)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	3.598%	2/15/29	520,000	520,741	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.978%	10/20/28	1,730,000	1,715,667	(a)(c)
Tralee Clo VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.318%	10/25/32	1,130,000	1,130,000	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.388%	7/20/30	1,500,000	1,488,872	(a)(c)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.513%	10/15/30	1,000,000	1,000,410	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.013%	6/7/30	450,000	448,529	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.370%)	2.388%	5/25/36	2,900,000	2,704,219	(a)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.475%	7/24/32	750,000	751,208	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	600,000	595,691	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $82,510,590)				83,190,222

MORTGAGE-BACKED SECURITIES - 9.0%
FHLMC - 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	2,446,888	2,526,319
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/48	4,516,119	4,685,510
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/49-9/1/49	797,399	815,317
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/49	100,000	102,334	(k)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	9.000%	5/1/20-1/1/21	$11	$12
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	52,230	53,475
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	121,804	139,962
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	617,075	632,798
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	12/1/48	734,922	757,729
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.938%	6/1/43	1,123,378	1,142,904	(a)

Total FHLMC				10,856,360

FNMA - 5.8%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	156	156
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	22	22
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	2,531,304	2,553,941
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	425	474
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	249,673	269,480
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	42	46
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	495,124	548,771
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	553,688
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	1,490,000	1,678,399
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	100,000	109,492
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-9/1/49	2,560,590	2,626,576
Federal National Mortgage Association (FNMA)	3.500%	3/1/43- 6/1/49	9,931,099	10,262,431
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	11,452,173	12,039,078

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	$646,026	$693,342
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	3,754,365	3,957,508
Federal National Mortgage Association (FNMA)	3.000%	10/1/49	400,000	406,031	(l)
Federal National Mortgage Association (FNMA)	3.500%	10/1/49	4,700,000	4,821,172	(l)
Federal National Mortgage Association (FNMA)	4.000%	10/1/49	1,200,000	1,245,234	(l)
Federal National Mortgage Association (FNMA)	5.000%	10/1/49	800,000	856,938	(l)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.428%	9/1/37	1,024,213	1,071,664	(a)

Total FNMA				43,694,443

GNMA - 1.8%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	13,711	15,165
Government National Mortgage Association (GNMA)	6.500%	8/15/34	365,739	413,838
Government National Mortgage Association (GNMA)	7.000%	3/15/36	87,007	103,243
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,038,752	1,069,370
Government National Mortgage Association (GNMA)	3.500%	6/15/48	597,686	628,223
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/49	634,268	661,727
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	338,525	347,996
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-8/20/48	306,525	319,514
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	176,761	186,660
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	500,000	518,937	(k)
Government National Mortgage Association (GNMA) II	3.000%	10/1/49	5,100,000	5,233,676	(l)
Government National Mortgage Association (GNMA) II	3.500%	10/1/49	1,700,000	1,761,260	(l)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.173%)	3.577%	7/20/60	$89,709	$91,866	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.059%)	4.463%	8/20/60	900,864	959,344	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.223%)	3.152%	7/20/60	188,793	192,847	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.370%	1/20/60	990,520	1,015,535	(a)

Total GNMA				13,519,201

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $66,853,796)				68,070,004

SOVEREIGN BONDS - 1.8%
Canada - 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,096,300	(c)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,231,063	(c)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,775,563	(c)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,910,000	2,022,690	(b)

Total Qatar				3,798,253

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,519,047	(c)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,090,000	2,113,533	(c)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,820,393	(c)

Total United Arab Emirates				3,933,926

TOTAL SOVEREIGN BONDS (Cost - $13,020,408)				13,578,589

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
U.S. Treasury Bonds, Inflation Indexed (Cost - $1,688,435)	1.375%	2/15/44	1,629,302	1,943,321

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00 (Cost - $118,217)	12/13/19	294	$735,000	$393,225

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $721,122,655)				732,541,269

	RATE		SHARES
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $25,779,147)	2.030%		25,779,147	25,779,147	(m)

TOTAL INVESTMENTS - 100.6% (Cost - $746,901,802)				758,320,416
Liabilities in Excess of Other Assets - (0.6)%				(4,641,140)

TOTAL NET ASSETS - 100.0%				$753,679,276

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of September 30, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2019.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Fund held TBA securities with a total cost of $14,303,754.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $25,779,147 and the cost was $25,779,147 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar
UST	— United States Treasury

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$97.75	147	$367,500	$(284,812)
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	98.50	147	367,500	(60,638)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	118.50	81	81,000	(13,289)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $132,785)					$(358,739)

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	89	5/20	$36,591,471	$36,568,946	$(22,525)
30-Day Federal Funds	91	7/20	37,472,420	37,411,576	(60,844)
90-Day Eurodollar	59	12/19	14,359,249	14,460,900	101,651
90-Day Eurodollar	245	6/20	59,520,016	60,297,563	777,547
U.S. Treasury 2-Year Notes	1,094	12/19	236,235,806	235,757,000	(478,806)
U.S. Treasury 5-Year Notes	839	12/19	100,171,895	99,965,541	(206,354)
U.S. Treasury 10-Year Notes	352	12/19	46,211,125	45,870,000	(341,125)

					(230,456)

Contracts to Sell:
30-Day Federal Funds	569	11/19	233,127,109	232,941,154	185,955
U.S. Treasury Long-Term Bonds	84	12/19	13,827,677	13,634,250	193,427

					379,382

Net unrealized appreciation on open futures contracts					$148,926

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$19,290,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	$(19,669)
	23,084,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$4,564	189,345
	23,568,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	1,590	(203,110)
	18,476,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	94,827	(916,158)
	41,096,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(546,957)	(1,919,787)
	36,531,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	(26,481)	(750,404)
	26,237,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(27,817)	8,578

Total	$188,282,000				$(500,274)	$(3,611,205)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$30,930,000	12/20/24	1.000% quarterly	$(614,888)	$(618,056)	$3,168

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$133,671,751	$0	*	$133,671,751
Other Corporate Bonds & Notes	—	197,399,721	—		197,399,721
U.S. Government & Agency Obligations	—	132,982,920	—		132,982,920
Collateralized Mortgage Obligations	—	101,311,516	—		101,311,516
Asset-Backed Securities	—	83,190,222	—		83,190,222
Mortgage-Backed Securities	—	68,070,004	—		68,070,004
Sovereign Bonds	—	13,578,589	—		13,578,589
U.S. Treasury Inflation Protected Securities	—	1,943,321	—		1,943,321
Purchased Options	$393,225	—	—		393,225

Total Long-Term Investments	393,225	732,148,044	0	*	732,541,269

Short-Term Investments†	—	25,779,147	—		25,779,147

Total Investments	$393,225	$757,927,191	$0	*	$758,320,416

Other Financial Instruments:
Futures Contracts	$1,258,580	—	—		$1,258,580
Centrally Cleared Interest Rate Swaps	—	$197,923	—		197,923
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	3,168	—		3,168

Total Other Financial Instruments	$1,258,580	$201,091	—		$1,459,671

Total	$1,651,805	$758,128,282	—		$759,780,087

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$358,739	—	—	$358,739
Futures Contracts	1,109,654	—	—	1,109,654
Centrally Cleared Interest Rate Swaps	—	$3,809,128	—	3,809,128

Total	$1,468,393	$3,809,128	—	$5,277,521

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$16,986,468	$218,962,143	218,962,143	$210,169,464	210,169,464	—	$263,287	—	$25,779,147